Related party transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Equity Method Investments
SES
SES is a 50% joint venture between AerCap and Safran Aircraft Engines. During the years ended December 31, 2025, 2024 and 2023, we recognized lease rental income from SES of $213 million, $147 million, and $124 million, respectively.
Other related parties
Other related parties include our associated companies as detailed in Note 10—Associated companies. The following table presents amounts received from, or paid to, other related parties for management fees, dividends and contributions for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
Management fees and other	$15,217	$11,781	$11,074
Dividends	34,786	13,325	10,933
Contributions	(7,349)	(12,548)	(4,509)
Einn Volant Aircraft Leasing Holdings Ltd. (“EVAL”)
During the year ended December 31, 2025, we entered into a portfolio sale agreement to sell 18 engines to EVAL. As of December 31, 2025, 17 of the engines sales had been completed. The remaining sale was completed in January 2026.
During the year ended December 31, 2024, we entered into a portfolio sale agreement to sell 16 engines to EVAL and completed the sale of 14 engines under this agreement. The remaining sales were completed in January 2025.